Subsequent Events (Details Narrative) - USD ($)					3 Months Ended		12 Months Ended
	May 29, 2019	Apr. 09, 2019	Apr. 04, 2019	Oct. 05, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Aggregate gross proceeds from issuance of stock					$ 1,000		$ 11,212	$ 27,206
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Converted principal amount								$ 15,418,864
HTS Purchase Agreement [Member]
Number of shares issued for acquisition, shares				22,452,954
Number of common stock issued, value				$ 5,298,897
Campbeltown Consulting, Inc [Member]
Converted principal amount				150,000
Walefar Investments, Ltd [Member]
Converted principal amount				$ 150,000
Subsequent Event [Member] | HTS Purchase Agreement [Member] | Minimum [Member]
Number of shares issued for acquisition, shares	11,368,297
Number of common stock issued, value	$ 2,682,918
Subsequent Event [Member] | HTS Purchase Agreement [Member] | Maximum [Member]
Number of shares issued for acquisition, shares	22,452,954
Number of common stock issued, value	$ 5,298,897
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Aggregate to sold included conversions			$ 5,000,000
Aggregate gross proceeds from issuance of stock		$ 5,000,000	$ 5,000,000
Purchase price per share unit			$ 0.30
Debt dsecription			Each Unit is comprised of one share of the Company's common stock, $0.001 par value per share (the "Common Stock"), and a warrant to purchase one share of Common Stock, and, as a result of the Offering, the Company issued 16,666,668 shares of Common Stock (the "Shares") and warrants (the "Warrants") to purchase 16,666,668 shares of Common Stock (the "Warrant Shares") at an exercise price equal to $0.35 per Warrant Share, which Warrants are exercisable for a period of five and one-half years from the issuance date. Both Shai Lustgarten, the Company's Chief Executive Officer, and Carlos J. Nissensohn, a consultant to and principal stockholder of the Company, participated in the Offering by converting $200,000 each of unpaid principal owed to them from the HTS acquisition (the "Conversions") by the Company in exchange for Shares and Warrants on the same terms as all other Purchasers.
Common stock, par value		$ 0.001	$ 0.001
Stock issued during the period, shares			16,666,668
Warrant purchase of common stock		16,666,668	16,666,668
Warrant exercise price per share		$ 0.35	$ 0.35
Converted principal amount			$ 200,000
Gross proceeds from offering			5,000,000
Subsequent Event [Member] | Campbeltown Consulting, Inc [Member]
Number of shares return fo cancellation	5,542,328
Converted principal amount			150,000
Subsequent Event [Member] | Walefar Investments, Ltd [Member]
Number of shares return fo cancellation	5,542,329
Converted principal amount			$ 150,000